BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Finance lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance lease right-of-use assets	$ 24,991,789	$ 0
Finance lease liabilities	20,766,512
Modules, inverters, and other
Finance lease right-of-use assets	$ 30,984,311	$ 46,411,683
Estimated useful lives	25 years	25 years
Finance lease liabilities	$ 20,766,512	$ 34,130,495